Other Investments - Schedule of Carrying Value of Other Investments (Detail) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Other investments 1 [abstract]
Carrying value at original cost	£ 475
Cumulative impairments recognised in the income statement	(283)
Subsequent fair value increases	210
Carrying value, ending balance	£ 402